Impact Shares

YWCA Women’s Empowerment ETF

Schedule of Investments

September 30, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 100.1%

Communication Services— 7.3%
AT&T	15,340	$230,407
Comcast, Cl A	9,049	401,233
Interpublic Group	835	23,931
Lumen Technologies*	2,045	2,904
Match Group*	586	22,956
Meta Platforms, Cl A*	4,872	1,462,623
Omnicom Group	440	32,771
Verizon Communications	9,215	298,658
Walt Disney*	4,011	325,092

		2,800,575

Consumer Discretionary— 10.8%
Amazon.com*	14,824	1,884,427
Aptiv PLC*	913	90,013
Best Buy	635	44,113
Deckers Outdoor*	86	44,212
DoorDash, Cl A*	674	53,563
eBay	1,695	74,733
Etsy*	411	26,542
Expedia Group*	451	46,485
General Motors	4,418	145,661
Hasbro	434	28,705
Lululemon Athletica*	368	141,905
McDonald’s	2,321	611,444
Starbucks	3,648	332,953
Target	990	109,464
TJX	3,660	325,301
VF	723	12,775
Williams-Sonoma	205	31,857
Yum! Brands	893	111,571

		4,115,724

Consumer Staples— 7.3%
Archer-Daniels-Midland	1,183	89,222
Brown-Forman, Cl A	141	8,192
Brown-Forman, Cl B	421	24,287
Campbell Soup	434	17,829
Church & Dwight	524	48,014
Clorox	265	34,731
Coca-Cola	8,552	478,741
Colgate-Palmolive	1,799	127,927
Conagra Brands	1,031	28,270
Estee Lauder, Cl A	499	72,130
General Mills	1,277	81,715
Hershey	316	63,225
J M Smucker	231	28,392
Kellogg	551	32,790
Kimberly-Clark	725	87,616
Kraft Heinz	1,710	57,525
Kroger	1,399	62,605
Molson Coors Beverage, Cl B	403	25,627
Mondelez International, Cl A	2,573	178,566
PepsiCo	3,018	511,370
Procter & Gamble	5,168	753,805

		2,812,579

Energy— 6.2%
Baker Hughes, Cl A	2,303	81,342
Chevron	3,897	657,112
ConocoPhillips	2,635	315,673
Exxon Mobil	8,786	1,033,058
Occidental Petroleum	1,455	94,400
Phillips 66	1,020	122,553

Description	Shares	Fair Value
Williams	2,564	$86,381

		2,390,519

Financials— 13.5%
Allstate	572	63,726
American Express	1,286	191,858
American International Group	1,603	97,142
Ameriprise Financial	229	75,497
Bank of America	15,018	411,193
Bank of New York Mellon	1,579	67,344
BlackRock, Cl A	309	199,765
Capital One Financial	821	79,678
Citigroup	4,159	171,060
Fifth Third Bancorp	1,475	37,362
Goldman Sachs Group	728	235,559
Hartford Financial Services Group	687	48,715
Huntington Bancshares	3,100	32,240
JPMorgan Chase	1,046	151,691
KeyCorp	2,007	21,595
Lincoln National	333	8,222
Mastercard, Cl A	1,824	722,140
MetLife	1,424	89,584
Moody’s	339	107,182
Morgan Stanley	2,837	231,698
Northern Trust	448	31,127
PayPal Holdings*	2,454	143,461
Principal Financial Group	491	35,386
Progressive	1,260	175,518
Prudential Financial	793	75,248
Regions Financial	2,011	34,589
S&P Global	717	261,999
State Street	789	52,831
T Rowe Price Group	479	50,233
US Bancorp	3,413	112,834
Visa, Cl A	3,513	808,025
Wells Fargo	8,148	332,927

		5,157,429

Health Care— 13.9%
AbbVie	3,878	578,055
Agilent Technologies	637	71,230
Amgen	1,178	316,599
Baxter International	1,088	41,061
Biogen*	310	79,673
BioMarin Pharmaceutical*	400	35,392
Bristol-Myers Squibb	4,579	265,765
Cardinal Health	565	49,053
Cencora, Cl A	347	62,450
Cigna Group	658	188,234
Elevance Health	513	223,370
Eli Lilly	28	15,040
Gilead Sciences	2,702	202,488
Johnson & Johnson	5,279	822,204
Merck	5,562	572,608
Pfizer	12,377	410,545
Regeneron Pharmaceuticals*	231	190,104
UnitedHealth Group	2,030	1,023,506
Vertex Pharmaceuticals*	552	191,952

		5,339,329

Industrials— 9.3%
3M	1,188	111,221
Automatic Data Processing	892	214,597
Avis Budget Group*	49	8,805
Booz Allen Hamilton Holding, Cl A	284	31,033
Carrier Global	1,761	97,207
Caterpillar	1,122	306,306

Impact Shares

YWCA Women’s Empowerment ETF

Schedule of Investments

September 30, 2023 (Unaudited)

Description	Shares	Fair Value
Cummins	316	$72,193
Delta Air Lines	1,377	50,949
Eaton PLC	856	182,568
Emerson Electric	1,274	123,030
Fortive	1,559	115,616
General Electric	2,348	259,571
Honeywell International	60	11,084
Ingersoll Rand	852	54,290
Johnson Controls International PLC	1,481	78,804
Norfolk Southern	498	98,071
Owens Corning	201	27,419
Paychex	675	77,848
Pentair PLC	355	22,986
Republic Services, Cl A	432	61,564
Robert Half International	234	17,148
Rockwell Automation	247	70,610
Southwest Airlines	1,273	34,460
Stanley Black & Decker	309	25,826
Trane Technologies PLC	485	98,411
TransUnion	414	29,721
Uber Technologies*	8,958	411,978
Union Pacific	1,323	269,403
United Parcel Service, Cl B	1,569	244,560
Verisk Analytics, Cl A	338	79,849
Waste Management	804	122,562
WEX*	188	35,361
WW Grainger	97	67,108
Xylem	528	48,064

		3,560,223

Information Technology— 26.6%
Accenture PLC, Cl A	2,769	850,387
Adobe*	2,000	1,019,800
ANSYS*	385	114,557
Apple	10,642	1,822,017
Autodesk*	943	195,116
HP	3,848	98,893
Intel	18,389	653,729
International Business Machines	3,993	560,218
Intuit	1,228	627,434
Keysight Technologies*	782	103,467
Motorola Solutions	732	199,280
NVIDIA	3,152	1,371,088
Okta, Cl A*	680	55,427
QUALCOMM	4,892	543,306
Salesforce*	4,269	865,668
ServiceNow*	894	499,710
Splunk*	668	97,695
TE Connectivity	1,376	169,977
VMware, Cl A*	962	160,154
Workday, Cl A*	902	193,795

		10,201,718

Materials— 1.7%
Air Products and Chemicals	477	135,182
Alcoa	371	10,781
Avery Dennison	263	48,042
Celanese, Cl A	215	26,987
Dow	1,514	78,062
DuPont de Nemours	1,071	79,886
Ecolab	533	90,290
International Flavors & Fragrances	548	37,357
Newmont	1,710	63,185
PPG Industries	505	65,549

		635,321

Description	Shares	Fair Value

Real Estate— 1.5%
Boston Properties‡	300	$17,844
CBRE Group, Cl A*	679	50,151
Equinix‡	199	144,526
Equity LifeStyle Properties‡	376	23,955
Essex Property Trust‡	141	29,905
Healthpeak Properties‡	1,157	21,243
Host Hotels & Resorts‡	1,538	24,716
Invitation Homes‡	1,221	38,693
Iron Mountain‡	625	37,156
Jones Lang LaSalle*	102	14,400
Mid-America Apartment Communities‡	248	31,905
Ventas‡	860	36,232
Welltower‡	1,137	93,143
Zillow Group, Cl A*	121	5,420
Zillow Group, Cl C*	340	15,694

		584,983

Utilities— 2.0%
American Water Works	391	48,417
Avangrid	157	4,737
CenterPoint Energy	1,351	36,274
CMS Energy	624	33,141
Consolidated Edison	764	65,345
Dominion Energy	1,792	80,049
Edison International	822	52,024
Entergy	476	44,030
Exelon	2,131	80,531
NiSource	872	21,521
PG&E*	4,584	73,940
PPL	1,581	37,248
Public Service Enterprise Group	1,050	59,755
Sempra Energy	1,351	91,909
Vistra	808	26,809

		755,730

Total Common Stock (Cost $37,212,711)		38,354,130

SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency Portfolio, Cl Institutional, 5.262% (A)	42,191	42,191

Total Short-Term Investment (Cost $42,191)		42,191

Total Investments - 100.2% (Cost $37,254,902)		$38,396,321

Percentages are based on Net Assets of $38,310,876.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Rate shown represents the 7-day effective yield as of September 30, 2023.

Cl — Class

PLC — Public Limited Company

IMP-QH-001-1100

Impact Shares

NAACP Minority Empowerment ETF

Schedule of Investments

September 30, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 93.8%

Communication Services— 11.1%
Alphabet, Cl A*	8,975	$1,174,469
Alphabet, Cl C*	7,955	1,048,867
AT&T	14,591	219,157
Electronic Arts	538	64,775
Interpublic Group	810	23,215
Lumen Technologies*	1,955	2,776
Meta Platforms, Cl A*	4,611	1,384,268
Verizon Communications	8,601	278,758

		4,196,285

Consumer Discretionary— 9.0%
Amazon.com*	9,966	1,266,878
Aptiv PLC*	458	45,154
BorgWarner	405	16,350
Dollar Tree*	355	37,790
eBay	917	40,430
Ford Motor	6,699	83,201
General Motors	2,409	79,425
Hasbro	223	14,749
Lear	100	13,420
Lowe’s	1,052	218,648
MercadoLibre*	77	97,627
NIKE, Cl B	2,137	204,340
Phinia	86	2,299
Royal Caribbean Cruises*	374	34,460
Target	778	86,023
Tesla*	4,567	1,142,755
VF	559	9,878

		3,393,427

Consumer Staples— 4.0%
Archer-Daniels-Midland	929	70,065
Bunge	255	27,604
Campbell Soup	341	14,008
Clorox	210	27,523
Coca-Cola	6,592	369,020
Constellation Brands, Cl A	274	68,864
Hormel Foods	491	18,673
J M Smucker	180	22,124
Kellogg	434	25,827
Kimberly-Clark	572	69,126
Kraft Heinz	1,350	45,414
Kroger	1,104	49,404
Molson Coors Beverage, Cl B	318	20,222
Mondelez International, Cl A	2,312	160,453
PepsiCo	2,334	395,473
Sysco	859	56,737
Tyson Foods, Cl A	492	24,841
US Foods Holding*	354	14,054
Walgreens Boots Alliance	1,215	27,021

		1,506,453

Energy— 6.0%
Cheniere Energy	421	69,869
Chevron	3,015	508,389
ConocoPhillips	2,112	253,018
Devon Energy	1,108	52,852
Exxon Mobil	6,973	819,885
Hess	470	71,910
Kinder Morgan	3,355	55,626
Marathon Petroleum	793	120,013
ONEOK	757	48,016
Phillips 66	800	96,120

Description	Shares	Fair Value
Range Resources	73	$2,366
Valero Energy	652	92,395
Williams	2,064	69,536

		2,259,995

Financials— 10.2%
American Express	1,014	151,279
Aon PLC, Cl A	352	114,125
Bank of America	11,819	323,604
Bank of New York Mellon	1,247	53,185
Charles Schwab	2,588	142,081
Citigroup	3,284	135,071
Huntington Bancshares	2,442	25,397
JPMorgan Chase	4,970	720,749
Mastercard, Cl A	1,439	569,714
MetLife	1,115	70,145
Moody’s	266	84,101
Morgan Stanley	2,233	182,369
Nasdaq	574	27,891
PayPal Holdings*	1,933	113,003
PNC Financial Services Group	684	83,975
Regions Financial	1,584	27,245
S&P Global	564	206,091
Synchrony Financial	763	23,325
T Rowe Price Group	378	39,641
Travelers	398	64,997
Truist Financial	2,248	64,315
Visa, Cl A	2,770	637,128

		3,859,431

Health Care— 13.1%
Abbott Laboratories	2,954	286,095
AbbVie	2,993	446,137
Agilent Technologies	503	56,245
Baxter International	851	32,117
Becton Dickinson	484	125,128
Biogen*	244	62,710
Boston Scientific*	2,426	128,093
Bristol-Myers Squibb	3,598	208,828
Cigna Group	518	148,184
CVS Health	2,228	155,559
Edwards Lifesciences*	1,047	72,536
Elevance Health	411	178,958
Fortrea Holdings*	151	4,317
Gilead Sciences	2,121	158,948
Illumina*	268	36,791
Johnson & Johnson	4,423	688,882
Laboratory Corp of America Holdings	151	30,358
Medtronic PLC	2,247	176,075
Merck	4,287	441,347
Pfizer	9,482	314,518
Quest Diagnostics	193	23,519
ResMed	249	36,820
Teleflex	78	15,320
Thermo Fisher Scientific	664	336,097
UnitedHealth Group	1,584	798,637

		4,962,219

Industrials— 8.2%
3M	935	87,535
AECOM	241	20,013
American Airlines Group*	1,104	14,142
AMETEK	390	57,626
Automatic Data Processing	702	168,887
Boeing*	949	181,904
Booz Allen Hamilton Holding, Cl A	223	24,367

Impact Shares

NAACP Minority Empowerment ETF

Schedule of Investments

September 30, 2023 (Unaudited)

Description	Shares	Fair Value
CSX	3,564	$109,593
Cummins	239	54,602
Deere	465	175,482
Delta Air Lines	1,089	40,293
Eaton PLC	674	143,751
Emerson Electric	1,002	96,763
Expeditors International of Washington	269	30,836
FedEx	407	107,822
General Electric	1,854	204,960
Honeywell International	1,140	210,603
Howmet Aerospace	624	28,860
Illinois Tool Works	473	108,937
Jacobs Solutions	219	29,894
JB Hunt Transport Services	140	26,393
Johnson Controls International PLC	1,190	63,320
Lennox International	56	20,969
Lincoln Electric Holdings	100	18,179
Nordson	91	20,308
Northrop Grumman	246	108,287
Rockwell Automation	195	55,745
Southwest Airlines	1,006	27,232
Stanley Black & Decker	251	20,978
Textron	352	27,505
Uber Technologies*	6,984	321,194
Union Pacific	1,041	211,979
United Airlines Holdings*	556	23,519
United Parcel Service, Cl B	1,239	193,123
United Rentals	119	52,904
Xylem	307	27,946

		3,116,451

Information Technology— 26.7%
Accenture PLC, Cl A	2,204	676,870
Apple	11,547	1,976,962
Cisco Systems	14,353	771,617
Dell Technologies, Cl C	905	62,354
HP	3,094	79,516
Intel	14,437	513,235
International Business Machines	3,159	443,208
Micron Technology	3,796	258,242
NVIDIA	8,728	3,796,593
Palo Alto Networks*	1,021	239,363
QUALCOMM	3,916	434,911
Salesforce*	3,503	710,338
Workday, Cl A*	704	151,255

		10,114,464

Materials— 1.5%
Albemarle	199	33,838
Alcoa	301	8,747
CF Industries Holdings	332	28,466
DuPont de Nemours	844	62,954
Eastman Chemical	204	15,651
Ecolab	419	70,979
FMC	215	14,399
Freeport-McMoRan, Cl B	2,424	90,391
International Flavors & Fragrances	432	29,449
Martin Marietta Materials	106	43,511
Mosaic	577	20,541
Newmont	1,345	49,698
PPG Industries	399	51,790
Southern Copper	147	11,067
Vulcan Materials	224	45,252

		576,733

Description	Shares	Fair Value
Real Estate— 1.3%
American Homes 4 Rent, Cl A‡	520	$17,519
AvalonBay Communities‡	237	40,702
Equinix‡	158	114,749
Equity Residential‡	577	33,876
Healthpeak Properties‡	911	16,726
Jones Lang LaSalle*	81	11,436
Prologis‡	1,563	175,384
Regency Centers‡	259	15,395
Welltower‡	800	65,536

		491,323

Utilities— 2.7%
AES	1,134	17,237
Alliant Energy	421	20,397
American Electric Power	881	66,269
Avangrid	119	3,590
CMS Energy	493	26,183
Consolidated Edison	600	51,318
Dominion Energy	1,411	63,029
DTE Energy	328	32,564
Edison International	649	41,075
Eversource Energy	591	34,367
Exelon	1,681	63,525
FirstEnergy	921	31,480
NextEra Energy	3,369	193,010
NiSource	689	17,005
NRG Energy	391	15,061
PPL	1,248	29,403
Public Service Enterprise Group	848	48,260
Sempra Energy	1,066	72,520
Southern	1,844	119,344
WEC Energy Group	535	43,094
Xcel Energy	929	53,157

		1,041,888

Total Common Stock (Cost $32,209,495)		35,518,669

SHORT-TERM INVESTMENT — 6.2%
Invesco Government & Agency Portfolio, Cl Institutional, 5.262% (A)	2,336,836	2,336,836

Total Short-Term Investment (Cost $2,336,836)		2,336,836

Total Investments - 100.0% (Cost $34,546,331)		$37,855,505

Percentages are based on Net Assets of $37,871,974.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Rate shown represents the 7-day effective yield as of September 30, 2023.

Cl — Class

PLC — Public Limited Company

IMP-QH-001-1100

Impact Shares

Affordable Housing MBS ETF

Schedule of Investments

September 30, 2023 (Unaudited)

Description	Face Amount/Shares	Fair Value

MORTGAGE-BACKED SECURITIES — 98.8%

Agency Mortgage-Backed Obligations — 98.8%
FHLMC
6.000%, 12/01/2023 to 06/01/2053	$1,276,613	$1,263,013
5.500%, 02/01/2029 to 09/01/2053	1,739,538	1,685,540
5.000%, 03/01/2050 to 09/01/2053	1,997,252	1,888,933
4.500%, 09/01/2052 to 05/01/2053	1,639,945	1,506,890
4.000%, 10/01/2037 to 11/01/2052	2,195,209	2,001,605
3.500%, 10/01/2051 to 08/01/2052	5,085,435	4,383,758
3.000%, 09/01/2034 to 08/01/2052	9,455,099	7,933,821
2.500%, 08/01/2051 to 03/01/2052	9,091,902	7,241,604
2.000%, 08/01/2036 to 01/01/2052	13,745,247	10,757,684
1.500%,08/01/2036	403,043	337,935
FNMA
6.500%,08/01/2053	632,229	635,283
6.000%, 11/01/2052 to 09/01/2053	1,407,506	1,391,659
5.500%, 04/01/2031 to 10/01/2053	4,521,099	4,375,947
5.000%, 12/01/2048 to 10/01/2053	5,340,974	5,047,388
4.500%, 11/01/2052 to 09/01/2053	5,948,269	5,463,613
4.000%, 03/01/2049 to 09/01/2053	8,977,635	8,002,255
3.500%, 06/01/2028 to 06/01/2052	6,697,994	5,876,310
3.000%, 04/01/2025 to 08/01/2052	6,030,944	5,070,289
2.500%, 05/01/2026 to 04/01/2052	15,419,068	12,582,398
2.000%, 04/01/2036 to 02/01/2052	18,965,442	14,692,278
1.500%, 10/01/2036	482,318	404,429
GNMA
5.000%,03/20/2050	127,891	123,270
4.500%,02/20/2050	363,182	340,256
4.000%, 10/20/2050 to 01/20/2051	143,131	130,405
3.500%,12/20/2050	1,756,896	1,548,082
3.000%,03/20/2050	2,162,695	1,844,804
2.500%,08/20/2051	1,176,937	958,457

Total Mortgage-Backed Securities (Cost $125,021,488)		107,487,906

SHORT-TERM INVESTMENT — 1.8%
Morgan Stanley Institutional Liquidity Fund, Government Portfolio Institutional Class, 5.110% (A)	2,013,229	2,013,229

Total Short-Term Investment (Cost $2,013,229)		2,013,229

Total Investments - 100.6% (Cost $127,034,717)		$109,501,135

Percentages are based on Net Assets of $108,859,415.

(A)	Rate shown represents the 7-day effective yield as of September 30, 2023.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IMP-QH-001-1100